Long-term Debt - Revolver (Details) - Restated Credit Agreement - Revolver $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Debt covenants
Frequency of interest payments, option one	1 month
Frequency of interest payments, option two	2 months
Frequency of interest payments, option three	3 months
Frequency of interest payments, option four	6 months
Borrowings outstanding	$ 0
Interest rate in effect at end of period (as a percent)	3.75%
Minimum
Debt covenants
Commitment fee on unused capacity (as a percent)	0.30%
Maximum
Debt covenants
Commitment fee on unused capacity (as a percent)	0.50%
ABR Loans | Alternate Base Rate | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	1.25%
ABR Loans | Alternate Base Rate | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	2.00%
ABR Loans | LIBOR
Debt covenants
Basis spread on variable rate (as a percent)	1.00%
ABR Loans | New York Federal Reserve Bank Rate
Debt covenants
Basis spread on variable rate (as a percent)	0.50%
LIBOR Loans | LIBOR | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	2.25%
LIBOR Loans | LIBOR | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	3.00%